UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 -    Schedule of Investments

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.9%             Boeing Co.                                                          73,100     $   4,192,285
                                       DRS Technologies, Inc.                                               6,100           468,175
                                       General Dynamics Corp.                                              15,200         1,119,024
                                       Goodrich Corp.                                                       6,200           257,920
                                       Honeywell International, Inc.                                       28,300         1,175,865
                                       L-3 Communications Holdings, Inc.                                    6,000           589,920
                                       Lockheed Martin Corp.                                               13,200         1,447,644
                                       Northrop Grumman Corp.                                              16,800         1,017,072
                                       Precision Castparts Corp.                                           24,300         1,914,354
                                       Raytheon Co.                                                        73,100         3,911,581
                                                                                                                      -------------
                                                                                                                         16,093,840
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.4%         C.H. Robinson Worldwide, Inc.                                       35,100         1,788,696
                                       Expeditors International Washington, Inc.                           10,500           365,820
                                                                                                                      -------------
                                                                                                                          2,154,516
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                        Southwest Airlines Co.                                              18,700           271,337
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                 Johnson Controls, Inc.                                              19,100           579,303
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                     Ford Motor Co. (a)                                                 110,311           573,617
                                       General Motors Corp.                                                28,000           264,600
                                                                                                                      -------------
                                                                                                                            838,217
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.0%                       Anheuser-Busch Cos., Inc.                                           58,433         3,791,133
                                       The Coca-Cola Co.                                                   97,200         5,139,936
                                       Dr. Pepper Snapple Group, Inc. (a)                                  11,008           291,492
                                       Molson Coors Brewing Co. Class B                                        24             1,122
                                       PepsiCo, Inc.                                                       27,210         1,939,257
                                                                                                                      -------------
                                                                                                                         11,162,940
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                   Amgen, Inc. (a)(b)                                                  94,500         5,601,015
                                       Biogen Idec, Inc. (a)                                                9,710           488,316
                                       Celgene Corp. (a)                                                        4               253
                                       Genentech, Inc. (a)                                                 11,953         1,059,992
                                       Genzyme Corp. (a)                                                    5,000           404,450
                                                                                                                      -------------
                                                                                                                          7,554,026
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%               Masco Corp.                                                          2,900            52,026
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.3%                 American Capital Ltd.                                                  700            17,857
                                       Ameriprise Financial, Inc.                                           2,500            95,500
                                       The Bank of New York Mellon Corp.                                   67,034         2,183,968
                                       The Charles Schwab Corp.                                            58,100         1,510,600
                                       E*Trade Financial Corp. (a)(c)                                      93,700           262,360
                                       Federated Investors, Inc. Class B                                    8,800           253,880
                                       Franklin Resources, Inc.                                            11,150           982,649
                                       The Goldman Sachs Group, Inc.                                       19,570         2,504,960
                                       Invesco Ltd. (d)                                                    19,000           398,620
                                       Janus Capital Group, Inc.                                           15,300           371,484
                                       Legg Mason, Inc.                                                    13,800           525,228
                                       Morgan Stanley                                                      45,400         1,044,200
                                       Northern Trust Corp.                                                 9,400           678,680

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       State Street Corp.                                                  18,128     $   1,031,121
                                       T. Rowe Price Group, Inc.                                           18,400           988,264
                                                                                                                      -------------
                                                                                                                         12,849,371
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                       Ashland, Inc.                                                        2,820            82,457
                                       CF Industries Holdings, Inc.                                           800            73,168
                                       The Dow Chemical Co.                                                35,200         1,118,656
                                       E.I. du Pont de Nemours & Co.                                      104,280         4,202,484
                                       Hercules, Inc.                                                      27,107           536,447
                                       Huntsman Corp.                                                      22,840           287,784
                                       International Flavors & Fragrances, Inc.                             4,000           157,840
                                       PPG Industries, Inc.                                                13,100           763,992
                                       Potash Corp. of Saskatchewan, Inc.                                     100            13,201
                                       Praxair, Inc.                                                       10,800           774,792
                                       Rohm & Haas Co.                                                     30,300         2,121,000
                                       Sigma-Aldrich Corp.                                                  6,300           330,246
                                                                                                                      -------------
                                                                                                                         10,462,067
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.4%                BB&T Corp.                                                          19,425           734,265
                                       Comerica, Inc.                                                         300             9,837
                                       Fifth Third Bancorp                                                 12,800           152,320
                                       First Horizon National Corp.                                             3                29
                                       KeyCorp                                                              5,700            68,058
                                       Marshall & Ilsley Corp.                                             20,900           421,135
                                       National City Corp. (c)                                             91,300           159,775
                                       The PNC Financial Services Group, Inc. (e)                          13,102           978,719
                                       Regions Financial Corp.                                             18,100           173,760
                                       Royal Bank of Canada                                                     5               240
                                       SunTrust Banks, Inc.                                                 6,600           296,934
                                       U.S. Bancorp                                                        96,654         3,481,477
                                       Wachovia Corp.                                                     121,100           423,850
                                       Wells Fargo & Co.                                                  169,946         6,378,073
                                       Zions Bancorporation                                                   200             7,740
                                                                                                                      -------------
                                                                                                                         13,286,212
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                  Allied Waste Industries, Inc. (a)                                   37,900           421,069
Supplies - 0.5%                        IKON Office Solutions, Inc.                                         71,900         1,223,019
                                       Waste Management, Inc.                                              42,300         1,332,027
                                                                                                                      -------------
                                                                                                                          2,976,115
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.6%        Ciena Corp. (a)                                                         14               141
                                       Cisco Systems, Inc. (a)                                            276,100         6,228,816
                                       CommScope, Inc. (a)                                                      1                35
                                       Corning, Inc.                                                       56,900           889,916
                                       Harris Corp.                                                         7,172           331,346
                                       Juniper Networks, Inc. (a)                                          26,700           562,569
                                       Motorola, Inc.                                                           3                21
                                       QUALCOMM, Inc.                                                     114,600         4,924,362
                                       Tellabs, Inc. (a)                                                  451,900         1,834,714
                                                                                                                      -------------
                                                                                                                         14,771,920
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.8%         Apple, Inc. (a)                                                     41,800     $   4,750,988
                                       Dell, Inc. (a)                                                      87,400         1,440,352
                                       EMC Corp. (a)                                                       82,100           981,916
                                       Hewlett-Packard Co.                                                 58,740         2,716,138
                                       International Business Machines Corp.                               77,947         9,116,681
                                       Lexmark International, Inc. Class A (a)                             59,300         1,931,401
                                       NetApp, Inc. (a)                                                    16,700           304,441
                                       QLogic Corp. (a)                                                     6,500            99,840
                                       Teradata Corp. (a)                                                   8,806           171,717
                                                                                                                      -------------
                                                                                                                         21,513,474
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%      Fluor Corp.                                                         16,800           935,760
                                       Jacobs Engineering Group, Inc. (a)                                   6,000           325,860
                                                                                                                      -------------
                                                                                                                          1,261,620
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%                American Express Co.                                                48,600         1,721,898
                                       Capital One Financial Corp.                                         14,244           726,444
                                       Discover Financial Services, Inc.                                    9,400           129,908
                                       SLM Corp. (a)                                                        8,300           102,422
                                                                                                                      -------------
                                                                                                                          2,680,672
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%          Sealed Air Corp.                                                     7,900           173,721
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                    Genuine Parts Co.                                                    8,100           325,701
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%   H&R Block, Inc.                                                     16,100           366,275
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.6%  Bank of America Corp. (b)                                          231,114         8,088,990
                                       CME Group, Inc.                                                      5,478         2,035,132
                                       Citigroup, Inc.                                                    267,913         5,494,896
                                       IntercontinentalExchange, Inc. (a)                                   6,600           532,488
                                       JPMorgan Chase & Co.                                               174,363         8,142,752
                                       Leucadia National Corp.                                             10,700           486,208
                                       Moody's Corp.                                                       17,300           588,200
                                       NYSE Euronext                                                       18,800           736,584
                                                                                                                      -------------
                                                                                                                         26,105,250
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          AT&T Inc.                                                          279,705         7,809,364
Services - 2.9%                        Embarq Corp.                                                        76,800         3,114,240
                                       Qwest Communications International Inc.                             53,700           173,451
                                       Verizon Communications, Inc.                                       147,940         4,747,395
                                       Windstream Corp.                                                    28,220           308,727
                                                                                                                      -------------
                                                                                                                         16,153,177
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.0%              Allegheny Energy, Inc.                                               8,300           305,191
                                       American Electric Power Co., Inc.                                   10,500           388,815
                                       Duke Energy Corp.                                                  133,100         2,319,933
                                       Edison International                                                16,000           638,400
                                       Entergy Corp.                                                        5,300           471,753
                                       Exelon Corp.                                                        26,824         1,679,719
                                       FPL Group, Inc.                                                     13,100           658,930
                                       FirstEnergy Corp.                                                   60,000         4,019,400
                                       Pepco Holdings, Inc.                                                 9,900           226,809

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Progress Energy, Inc.                                                4,400     $     189,772
                                       The Southern Co.                                                    16,600           625,654
                                                                                                                      -------------
                                                                                                                         11,524,376
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.9%            Cooper Industries Ltd. Class A                                         700            27,965
                                       Emerson Electric Co.                                               109,900         4,482,821
                                       Rockwell Automation, Inc.                                              200             7,468
                                       SunPower Corp. Class B (a)                                           9,100           628,355
                                                                                                                      -------------
                                                                                                                          5,146,609
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 Agilent Technologies, Inc. (a)                                      17,700           524,982
Instruments - 0.5%                     Molex, Inc.                                                          7,000           157,150
                                       Tyco Electronics Ltd.                                               68,755         1,901,763
                                                                                                                      -------------
                                                                                                                          2,583,895
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.0%     Halliburton Co.                                                     32,600         1,055,914
                                       Nabors Industries Ltd. (a)                                               3                75
                                       National Oilwell Varco, Inc. (a)                                    60,200         3,023,846
                                       Schlumberger Ltd.                                                   50,300         3,927,927
                                       Smith International, Inc.                                           10,600           621,584
                                       Transocean, Inc.                                                    17,718         1,946,145
                                       Weatherford International Ltd. (a)                                  33,100           832,134
                                                                                                                      -------------
                                                                                                                         11,407,625
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.7%        CVS Caremark Corp.                                                  69,565         2,341,558
                                       Costco Wholesale Corp.                                              21,400         1,389,502
                                       The Kroger Co.                                                      32,600           895,848
                                       SUPERVALU, Inc.                                                      1,913            41,512
                                       SYSCO Corp.                                                         29,600           912,568
                                       Safeway, Inc.                                                        9,600           227,712
                                       Wal-Mart Stores, Inc.                                              161,295         9,659,958
                                                                                                                      -------------
                                                                                                                         15,468,658
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.6%                   Campbell Soup Co.                                                   18,238           703,987
                                       ConAgra Foods, Inc.                                                  4,800            93,408
                                       General Mills, Inc.                                                 16,300         1,120,136
                                       H.J. Heinz Co.                                                      72,600         3,627,822
                                       Kellogg Co.                                                          6,000           336,600
                                       Kraft Foods, Inc.                                                   95,898         3,140,659
                                       Sara Lee Corp.                                                      22,400           282,912
                                       Tyson Foods, Inc. Class A                                          160,000         1,910,400
                                       Wm. Wrigley Jr. Co.                                                 40,300         3,199,820
                                                                                                                      -------------
                                                                                                                         14,415,744
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                   Nicor, Inc.                                                          2,200            97,570
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Baxter International, Inc.                                          69,300         4,548,159
Supplies - 2.5%                        Boston Scientific Corp. (a)                                        234,700         2,879,769
                                       C.R. Bard, Inc.                                                      1,100           104,357
                                       Covidien Ltd.                                                       40,755         2,190,989
                                       Datascope Corp.                                                      5,938           306,579
                                       Medtronic, Inc.                                                     48,400         2,424,840
                                       St. Jude Medical, Inc. (a)                                           9,800           426,202

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Stryker Corp.                                                        6,300     $     392,490
                                       Varian Medical Systems, Inc. (a)                                     1,600            91,408
                                       Vital Signs, Inc.                                                    6,927           511,905
                                       Zimmer Holdings, Inc. (a)                                            6,300           406,728
                                                                                                                      -------------
                                                                                                                         14,283,426
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                Aetna, Inc.                                                         23,600           852,196
Services - 2.1%                        AmerisourceBergen Corp.                                              7,000           263,550
                                       Cardinal Health, Inc.                                               68,055         3,353,750
                                       Cigna Corp.                                                          6,200           210,676
                                       DaVita, Inc. (a)                                                     5,100           290,751
                                       Express Scripts, Inc. (a)                                           12,100           893,222
                                       Humana, Inc. (a)                                                     8,300           341,960
                                       Laboratory Corp. of America Holdings (a)                               600            41,700
                                       McKesson Corp.                                                      19,800         1,065,438
                                       Medco Health Solutions, Inc. (a)                                    18,432           829,440
                                       Patterson Cos., Inc. (a)                                             6,000           182,460
                                       UnitedHealth Group, Inc.                                                13               330
                                       WellPoint, Inc. (a)                                                 74,757         3,496,385
                                                                                                                      -------------
                                                                                                                         11,821,858
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.9%   Carnival Corp.                                                          27               954
                                       International Game Technology                                       14,800           254,264
                                       Marriott International, Inc. Class A                               102,900         2,684,661
                                       McDonald's Corp.                                                   102,382         6,316,969
                                       Starbucks Corp. (a)                                                  5,100            75,837
                                       Starwood Hotels & Resorts Worldwide, Inc.                           31,600           889,224
                                       Wendy's                                                            130,475           686,299
                                       Wyndham Worldwide Corp.                                                 20               314
                                                                                                                      -------------
                                                                                                                         10,908,522
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%              Centex Corp.                                                         6,000            97,200
                                       Fortune Brands, Inc.                                                 1,300            74,568
                                       Leggett & Platt, Inc.                                                8,200           178,678
                                       Lennar Corp. Class A                                                 6,900           104,811
                                       Whirlpool Corp.                                                        800            63,432
                                                                                                                      -------------
                                                                                                                            518,689
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.3%              Clorox Co.                                                           6,700           420,023
                                       Colgate-Palmolive Co.                                               20,200         1,522,070
                                       Kimberly-Clark Corp.                                                14,900           966,116
                                       The Procter & Gamble Co.                                           145,105        10,112,367
                                                                                                                      -------------
                                                                                                                         13,020,576
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.7%                     Affiliated Computer Services, Inc. Class A (a)                       4,800           243,024
                                       Alliance Data Systems Corp. (a)                                      4,700           297,886
                                       Automatic Data Processing, Inc.                                     30,200         1,291,050
                                       Computer Sciences Corp. (a)                                          7,400           297,406
                                       Fidelity National Information Services, Inc.                         8,600           158,756
                                       Lender Processing Services, Inc.                                     1,700            51,884
                                       MasterCard, Inc. Class A                                             3,560           631,295

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total System Services, Inc.                                         11,100     $     182,040
                                       The Western Union Co.                                               37,100           915,257
                                                                                                                      -------------
                                                                                                                          4,068,598
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &          Constellation Energy Group, Inc.                                     8,800           213,840
Energy Traders - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.1%        3M Co.                                                              29,400         2,008,314
                                       General Electric Co.                                               340,200         8,675,100
                                       Textron, Inc.                                                        4,200           122,976
                                       Tyco International Ltd.                                             32,956         1,154,119
                                                                                                                      -------------
                                                                                                                         11,960,509
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.8%                       AON Corp.                                                           14,500           651,920
                                       Aflac, Inc.                                                         17,300         1,016,375
                                       The Allstate Corp.                                                  27,100         1,249,852
                                       American International Group, Inc. (b)                              44,175           147,103
                                       Assurant, Inc.                                                       4,700           258,500
                                       Chubb Corp.                                                         18,000           988,200
                                       Cincinnati Financial Corp.                                           8,000           227,520
                                       Fidelity National Title Group, Inc. Class A                         38,300           563,010
                                       Genworth Financial, Inc. Class A                                    21,100           181,671
                                       Hartford Financial Services Group, Inc.                             15,300           627,147
                                       Lincoln National Corp.                                               4,800           205,488
                                       Loews Corp.                                                         15,786           623,389
                                       MBIA, Inc.                                                          28,000           333,200
                                       Marsh & McLennan Cos., Inc.                                         56,448         1,792,788
                                       MetLife, Inc.                                                       47,200         2,643,200
                                       Philadelphia Consolidated Holding Co. (a)                            1,334            78,132
                                       Principal Financial Group, Inc.                                      5,500           239,195
                                       The Progressive Corp.                                               33,300           579,420
                                       Prudential Financial, Inc.                                          12,100           871,200
                                       Reinsurance Group of America, Inc. (a)                               9,160           434,367
                                       Torchmark Corp.                                                      4,400           263,120
                                       The Travelers Cos., Inc.                                            37,229         1,682,751
                                       UnumProvident Corp.                                                  3,700            92,870
                                       XL Capital Ltd. Class A                                             14,800           265,512
                                                                                                                      -------------
                                                                                                                         16,015,930
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%       Amazon.com, Inc. (a)                                                18,100         1,316,956
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.0%    eBay, Inc. (a)                                                     133,105         2,978,890
                                       Google, Inc. Class A (a)                                             6,621         2,651,843
                                       Yahoo! Inc. (a)                                                         32               554
                                                                                                                      -------------
                                                                                                                          5,631,287
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%    Hasbro, Inc.                                                         6,700           232,624
                                       Mattel, Inc.                                                         4,600            82,984
                                                                                                                      -------------
                                                                                                                            315,608
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.7%  Thermo Fisher Scientific, Inc. (a)                                  68,735         3,780,425
                                       Waters Corp. (a)                                                     4,900           285,082
                                                                                                                      -------------
                                                                                                                          4,065,507
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.9%                       Caterpillar, Inc.                                                   75,800     $   4,517,680
                                       Cummins, Inc.                                                       10,000           437,200
                                       Danaher Corp.                                                        7,600           527,440
                                       Deere & Co.                                                         16,100           796,950
                                       Dover Corp.                                                          1,200            48,660
                                       Eaton Corp.                                                          2,900           162,922
                                       Illinois Tool Works, Inc.                                           11,600           515,620
                                       Ingersoll-Rand Co. Class A                                          87,157         2,716,684
                                       PACCAR, Inc.                                                        10,925           417,226
                                       Pall Corp.                                                           5,900           202,901
                                       Parker Hannifin Corp.                                                2,800           148,400
                                                                                                                      -------------
                                                                                                                         10,491,683
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                           CBS Corp. Class B                                                  203,648         2,969,188
                                       Cablevision Systems Corp. Class A                                   10,700           269,212
                                       Comcast Corp. Class A                                                   35               687
                                       The DIRECTV Group, Inc. (a)                                         21,800           570,506
                                       Liberty Media Corp. - Entertainment Class A (a)                     24,300           606,771
                                       The McGraw-Hill Cos., Inc.                                           7,800           246,558
                                       News Corp. Class A                                                  62,800           752,972
                                       News Corp. Class B                                                  22,800           277,020
                                       Omnicom Group Inc.                                                   6,500           250,640
                                       Scripps Networks Interactive                                         7,800           283,218
                                       Time Warner, Inc.                                                  152,825         2,003,536
                                       Viacom, Inc. Class B (a)                                            30,800           765,072
                                       Walt Disney Co.                                                    183,807         5,641,037
                                       The Washington Post Co. Class B                                          1               557
                                                                                                                      -------------
                                                                                                                         14,636,974
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%                 AK Steel Holding Corp.                                               1,200            31,104
                                       Alcoa, Inc.                                                         40,000           903,200
                                       Cleveland-Cliffs, Inc.                                               2,500           132,350
                                       Freeport-McMoRan Copper & Gold, Inc. Class B                             8               455
                                       Newmont Mining Corp.                                                13,900           538,764
                                       Nucor Corp.                                                         15,600           616,200
                                       United States Steel Corp.                                            7,300           566,553
                                                                                                                      -------------
                                                                                                                          2,788,626
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.4%                 CenterPoint Energy, Inc.                                            41,500           604,655
                                       DTE Energy Co.                                                       8,000           320,960
                                       Dominion Resources, Inc.                                            35,500         1,518,690
                                       NiSource, Inc.                                                      37,415           552,245
                                       PG&E Corp.                                                          17,600           659,120
                                       Public Service Enterprise Group, Inc.                              103,500         3,393,765
                                       Puget Energy, Inc.                                                  19,300           515,310
                                       Sempra Energy                                                        5,100           257,397
                                       TECO Energy, Inc.                                                   10,500           165,165
                                       Xcel Energy, Inc.                                                    3,600            71,964
                                                                                                                      -------------
                                                                                                                          8,059,271
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.2%                Big Lots, Inc. (a)                                                   4,000     $     111,320
                                       Family Dollar Stores, Inc.                                           6,900           163,530
                                       Kohl's Corp. (a)                                                    14,400           663,552
                                       Macy's, Inc.                                                         7,400           133,052
                                       Target Corp.                                                         4,700           230,535
                                                                                                                      -------------
                                                                                                                          1,301,989
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.0%              Xerox Corp.                                                         20,700           238,671
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 10.0%    Anadarko Petroleum Corp.                                            52,600         2,551,626
                                       Apache Corp.                                                        20,800         2,169,024
                                       Chevron Corp.                                                      113,902         9,394,637
                                       ConocoPhillips                                                      68,250         4,999,312
                                       Devon Energy Corp.                                                  18,200         1,659,840
                                       EOG Resources, Inc.                                                  8,700           778,302
                                       El Paso Corp.                                                       14,500           185,020
                                       Exxon Mobil Corp.                                                  270,890        21,037,317
                                       Hess Corp.                                                          33,275         2,731,212
                                       Marathon Oil Corp.                                                  12,600           502,362
                                       Massey Energy Co.                                                   13,800           492,246
                                       Murphy Oil Corp.                                                     9,400           602,916
                                       Noble Energy, Inc.                                                   3,000           166,770
                                       Occidental Petroleum Corp.                                          71,004         5,002,232
                                       Peabody Energy Corp.                                                 4,800           216,000
                                       Pioneer Natural Resources Co.                                        6,600           345,048
                                       Spectra Energy Corp.                                                65,912         1,568,706
                                       Sunoco, Inc.                                                        13,800           491,004
                                       Tesoro Corp. (c)                                                    30,900           509,541
                                       Valero Energy Corp.                                                 18,823           570,337
                                       Williams Cos., Inc.                                                 14,600           345,290
                                       XTO Energy, Inc.                                                        50             2,326
                                                                                                                      -------------
                                                                                                                         56,321,068
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.8%         Domtar Corp. (a)                                                        11                51
                                       International Paper Co.                                             89,900         2,353,582
                                       MeadWestvaco Corp.                                                  87,000         2,027,970
                                       Weyerhaeuser Co.                                                     2,280           138,122
                                                                                                                      -------------
                                                                                                                          4,519,725
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.6%                 Abbott Laboratories                                                 12,300           708,234
                                       Allergan, Inc.                                                          12               618
                                       Barr Pharmaceuticals, Inc. (a)                                       2,000           130,600
                                       Bristol-Myers Squibb Co.                                            97,400         2,030,790
                                       Forest Laboratories, Inc. (a)                                       15,000           424,200
                                       Johnson & Johnson                                                  137,109         9,498,911
                                       King Pharmaceuticals, Inc. (a)                                      46,400           444,512
                                       Merck & Co., Inc.                                                  176,202         5,560,935
                                       Pfizer, Inc.                                                       429,140         7,913,342
                                       Schering-Plough Corp.                                               79,800         1,473,906
                                       Sciele Pharma, Inc.                                                 32,487         1,000,275

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Watson Pharmaceuticals, Inc. (a)                                     8,600     $     245,100
                                       Wyeth                                                               58,100         2,146,214
                                                                                                                      -------------
                                                                                                                         31,577,637
-----------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.0%           Robert Half International, Inc.                                      7,800           193,050
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          Apartment Investment & Management Co. Class A                       14,500           507,790
(REITs) - 1.7%                         AvalonBay Communities, Inc.                                          4,100           403,522
                                       Boston Properties, Inc.                                              1,700           159,222
                                       Developers Diversified Realty Corp.                                 15,100           478,519
                                       Equity Residential                                                  21,700           963,697
                                       General Growth Properties, Inc.                                     26,300           397,130
                                       HCP, Inc.                                                           21,900           878,847
                                       Host Marriott Corp.                                                 48,100           639,249
                                       Kimco Realty Corp.                                                  21,201           783,165
                                       Plum Creek Timber Co., Inc.                                            900            44,874
                                       ProLogis                                                            16,900           697,463
                                       Public Storage                                                      10,204         1,010,298
                                       Simon Property Group, Inc.                                          15,000         1,455,000
                                       Vornado Realty Trust                                                10,700           973,165
                                                                                                                      -------------
                                                                                                                          9,391,941
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                     Burlington Northern Santa Fe Corp.                                  10,600           979,758
                                       CSX Corp.                                                           13,500           736,695
                                       Norfolk Southern Corp.                                              18,500         1,224,885
                                       Union Pacific Corp.                                                 20,400         1,451,664
                                                                                                                      -------------
                                                                                                                          4,393,002
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Altera Corp.                                                           200             4,136
Equipment - 2.4%                       Analog Devices, Inc.                                                14,300           376,805
                                       Applied Materials, Inc.                                             42,500           643,025
                                       Broadcom Corp. Class A (a)                                          10,800           201,204
                                       Intel Corp.                                                        436,400         8,173,772
                                       MEMC Electronic Materials, Inc. (a)                                  3,900           110,214
                                       National Semiconductor Corp.                                       129,200         2,223,532
                                       Novellus Systems, Inc. (a)                                          11,200           219,968
                                       Teradyne, Inc. (a)                                                     100               781
                                       Texas Instruments, Inc.                                             65,100         1,399,650
                                       Xilinx, Inc.                                                        13,700           321,265
                                                                                                                      -------------
                                                                                                                         13,674,352
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.8%                        Adobe Systems, Inc. (a)                                             87,300         3,445,731
                                       Autodesk, Inc. (a)                                                  48,300         1,620,465
                                       BMC Software, Inc. (a)                                               9,400           269,122
                                       CA, Inc.                                                             5,500           109,780
                                       Compuware Corp. (a)                                                 12,900           125,001
                                       Intuit, Inc. (a)                                                    16,300           515,243
                                       Microsoft Corp.                                                    360,160         9,612,670
                                       NDS Group Plc (a)(d)                                                 6,200           346,518

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Oracle Corp. (a)                                                   195,200     $   3,964,512
                                       Symantec Corp. (a)                                                  84,200         1,648,636
                                                                                                                      -------------
                                                                                                                         21,657,678
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.7%                Best Buy Co., Inc.                                                  17,000           637,500
                                       GameStop Corp. Class A (a)                                           2,200            75,262
                                       The Gap, Inc.                                                       35,100           624,078
                                       Home Depot, Inc.                                                    79,400         2,055,666
                                       Limited Brands, Inc.                                               106,200         1,839,384
                                       Lowe's Cos., Inc.                                                   44,200         1,047,098
                                       RadioShack Corp.                                                   102,100         1,764,288
                                       Staples, Inc.                                                       22,100           497,250
                                       TJX Cos., Inc.                                                      20,900           637,868
                                       Tiffany & Co.                                                       14,800           525,696
                                                                                                                      -------------
                                                                                                                          9,704,090
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                    Coach, Inc. (a)                                                     63,400         1,587,536
Luxury Goods - 1.1%                    Jones Apparel Group, Inc.                                           86,800         1,606,668
                                       Liz Claiborne, Inc.                                                106,300         1,746,509
                                       Nike, Inc. Class B                                                  18,500         1,237,650
                                                                                                                      -------------
                                                                                                                          6,178,363
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.2%      Hudson City Bancorp, Inc.                                           44,900           828,405
                                       MGIC Investment Corp.                                               36,800           258,704
                                       Sovereign Bancorp, Inc.                                             55,200           218,040
                                                                                                                      -------------
                                                                                                                          1,305,149
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.9%                         Altria Group, Inc.                                                  84,733         1,681,103
                                       Lorillard, Inc.                                                     14,500         1,031,675
                                       Philip Morris International, Inc.                                  105,463         5,072,770
                                       Reynolds American, Inc.                                             12,600           612,612
                                       UST, Inc.                                                           32,900         2,189,166
                                                                                                                      -------------
                                                                                                                         10,587,326
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                    Fastenal Co.                                                           900            44,451
Distributors - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             American Tower Corp. Class A (a)                                    55,100         1,981,947
Services - 0.5%                        Sprint Nextel Corp.                                                138,800           846,680
                                                                                                                      -------------
                                                                                                                          2,828,627
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks - 93.3%                                                      526,311,236
-----------------------------------------------------------------------------------------------------------------------------------
                                       Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                       SPDR Trust Series 1                                                 65,987         7,653,832
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Exchange-Traded Funds - 1.4%                                                 7,653,832
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Par
                                       Corporate Bonds                                                      (000)
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                   Genzyme Corp., 1.25%, 12/01/23 (f)                                $    475           548,625
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds - 0.1%                                                         548,625
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Long-Term Investments
                                       (Cost - $527,564,801) - 94.8%                                                    534,513,693
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                       Beneficial
                                                                                                         Interest
                                       Short-Term Securities                                                (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       BlackRock Liquidity Series, LLC
                                       Cash Sweep Series, 2.59% (e)(g)                                  $  25,370     $  25,370,313
                                       BlackRock Liquidity Series, LLC
                                       Money Market Series, 2.66% (e)(g)(h)                                   330           329,500
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities
                                       (Cost - $25,699,813) - 4.6%                                                       25,699,813
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       (Cost - $553,264,614*)  - 99.4%                                                  560,213,506

                                       Other Assets Less Liabilities - 0.6%                                               3,484,489
                                                                                                                      -------------
                                       Net Assets - 100.0%                                                            $ 563,697,995
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 561,042,267
                                                                  =============
      Gross unrealized appreciation                               $  39,085,600
      Gross unrealized depreciation                                 (39,914,361)
                                                                  -------------
      Net unrealized depreciation                                 $    (828,761)
                                                                  =============

(a)   Non-income producing security.
(b) All, or a portion of security, pledged as collateral in connection with open financial futures contracts.
(c)   Security, or a portion of security, is on loan.
(d)   Depositary receipts.
(e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
                                                  Purchase         Sale        Realized
      Affiliate                                     Cost           Cost          Gain       Income
      ---------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                               --    $(32,172,625)*      --      $ 845,829
      BlackRock Liquidity Series, LLC
        Money Market Series                             --    $(28,017,900)*      --      $ 144,295
      The PNC Financial Services Group, Inc.     $  71,300              --        --      $  23,599
      ---------------------------------------------------------------------------------------------

*     Net sale cost.
(f)   Convertible security.
(g)   Represents the current yield as of report date.
(h)   Security was purchased with the cash proceeds from securities loans.
o Financial futures contracts purchased as of September 30, 2008 were as follows:

      --------------------------------------------------------------------------
                                     Expiration         Face         Unrealized
      Contracts       Issue             Date           Value        Depreciation
      --------------------------------------------------------------------------
         143      S&P 500 Index    December 2008   $ 44,013,951     $(2,279,401)
      --------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:

      --------------------------------------------------------------------------
         Valuation                             Investments in    Other Financial
          Inputs                                 Securities       Instruments*
      --------------------------------------------------------------------------
      Level 1                                  $ 533,965,068     $ (2,279,401)
      Level 2                                     26,248,438               --
      Level 3                                             --               --
      --------------------------------------------------------------------------
      Total                                    $ 560,213,506     $ (2,279,401)
                                               =================================

      *     Other financial instruments are futures.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: November 24, 2008